Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
NOTE 26	Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of ASC 260:

	December 31, 2011		December 31, 2010		December 31, 2009
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(805)	805	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(a)	$219,754	805	192,988	959	213,569	1,644

Average common shares outstanding(b)	191,239	707	195,378	975	195,623	1,511

Basic EPS(a)/(b)	$1.15	1.14	0.99	0.98	1.09	1.09

Diluted EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(804)	804	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(c)	$219,755	804	192,988	959	213,569	1,644

Average common shares outstanding	191,239	707	195,378	975	195,623	1,511
Increase due to assumed issuance of shares related to common equivalent shares outstanding	345		193		63

Average common and common equivalent shares outstanding(d)	191,584	707	195,571	975	195,686	1,511

Diluted EPS(c)/(d)	$1.15	1.14	0.99	0.98	1.09	1.09

The diluted EPS calculation excludes stock options and nonvested awards that are convertible into 3.6 million common shares for the year ended December 31, 2011, and excludes 9.0 million and 7.0 million common shares for the years ended December 31, 2010 and 2009, respectively, because their inclusion would have been anti-dilutive.